Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	COPLEY FUND INC /NV/
Entity Central Index Key	dei_EntityCentralIndexKey	0000721291
Document Creation Date	dei_DocumentCreationDate	Jun. 28, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jun. 28, 2013
Prospectus Date	rr_ProspectusDate	Jun. 28, 2013